Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) consists of the following:
	December 31, 2022	December 31, 2021
Current
Federal	$802,367	—
State	—	—
Deferred		—
Federal	(205,053)	(114,287)
State	—	—
Valuation on allowance	205,053	114,287
Income tax provision	$802,367	—

Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$319,341	$82,514
Net operating loss carryforwards	—	31,773
Total deferred tax assets	319,341	114,287
Valuation allowance	(319,341)	(114,287)
Deferred tax asset, net of allowance	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Benefit) to Effective Tax Rate (Benefit)	A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in valuation allowance	7.2%	(21.0)%
Income Taxes Benefit	28.2%	0.0%